PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciation	$ 4,187	$ 93,354	$ 30,702
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation	$ 1,184	$ 1,498